Accounts and notes payable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts and notes payable
Accounts payable	¥ 52,493		¥ 506,092
Notes payable(a)	216,853		782,753
Total accounts and notes payable	269,346	$ 39,052	1,288,845
Restricted cash
Accounts and notes payable
Notes payable(a)	18,579
Short-term investments
Accounts and notes payable
Assets pledged to secure notes payable	0		432,753
Long-term bank deposits
Accounts and notes payable
Notes payable(a)	154,922
Short-term bank deposits
Accounts and notes payable
Assets pledged to secure notes payable	¥ 154,922		¥ 350,000
Minimum
Accounts and notes payable
Terms of short-term notes payable (in days)	90 days
Maximum
Accounts and notes payable
Terms of short-term notes payable (in days)	92 days